Kayne Anderson

Energy Total Return Fund

FIRST QUARTER REPORT
FEBRUARY 28, 2009

CAUTIONARY NOTE REGARDING FORWARD-LOOKING STATEMENTS:  This report contains “forward-looking statements” as defined under the U.S. federal securities laws. Generally, the words “believe,” “expect,” “intend,” “estimate,” “anticipate,” “project,” “will” and similar expressions identify forward-looking statements, which generally are not historical in nature. Forward-looking statements are subject to certain risks and uncertainties that could cause actual results to materially differ from the Fund’s historical experience and its present expectations or projections indicated in any forward-looking statement. These risks include, but are not limited to, changes in economic and political conditions; regulatory and legal changes; energy industry risk; commodity pricing risk; leverage risk; valuation risk; non-diversification risk; interest rate risk; tax risk; and other risks discussed in the Fund’s filings with the SEC. You should not place undue reliance on forward-looking statements, which speak only as of the date they are made. The Fund undertakes no obligation to update or revise any forward- looking statements made herein. There is no assurance that the Fund’s investment objectives will be attained.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Long-Term Investments — 132.1%
Equity Investments(a) — 99.7%
United States — 86.5%
MLP(b)(c) — 40.0%
Alliance Resource Partners, L.P.	21	$543
Atlas Energy Resources, LLC	296	3,945
Atlas Pipeline Partners, L.P.	467	2,663
BreitBurn Energy Partners L.P.	232	1,453
Calumet Specialty Products Partners, L.P.	209	2,523
Capital Product Partners L.P.(d)	772	5,233
Copano Energy, L.L.C.	57	810
Copano Energy, L.L.C. — Unregistered, Class D Units(e)(f)	114	1,392
Crosstex Energy, L.P.	616	2,133
DCP Midstream Partners, LP	298	3,213
Eagle Rock Energy Partners, L.P.	112	522
Energy Transfer Equity, L.P.	123	2,410
Energy Transfer Partners, L.P.	101	3,642
Enterprise GP Holdings L.P.	67	1,311
Enterprise Products Partners L.P.	1,032	22,267
Exterran Partners, L.P.	278	3,401
Global Partners LP	227	2,430
Hiland Holdings GP, LP	64	176
Hiland Partners, LP	59	435
Holly Energy Partners, L.P.	76	1,931
Inergy Holdings, L.P.	79	2,210
Inergy, L.P.	253	5,692
Magellan Midstream Partners, L.P.	69	2,185
MarkWest Energy Partners, L.P.	307	3,308
Martin Midstream Partners L.P.	335	6,229
Navios Maritime Partners L.P.(d)	952	7,365
OSG America L.P.	241	1,609
Penn Virginia Resource Partners, L.P.(g)	242	2,819
Plains All American Pipeline, L.P.(h)	1,113	42,904
Quicksilver Gas Services LP	24	298
Regency Energy Partners LP	490	5,033
Targa Resources Partners LP	337	2,854
TC PipeLines, LP	184	4,773
Teekay LNG Partners L.P.	84	1,544
Teekay Offshore Partners L.P.(d)	765	9,136
TEPPCO Partners, L.P.	135	3,073
TransMontaigne Partners L.P.	8	141
Western Gas Partners, LP	149	2,190
Williams Partners L.P.(g)	232	2,540

		168,336

MLP Affiliates — 30.0%
Enbridge Energy Management, L.L.C.(i)	1,216	33,321
Kinder Morgan Management, LLC(i)	2,230	93,029

		126,350

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Marine Transportation — 10.9%
Aries Maritime Transport Limited(j)	1,111	$567
DHT Maritime, Inc.	1,919	10,284
Diana Shipping Inc.(j)	112	1,313
Genco Shipping & Trading Limited(j)	93	1,136
General Maritime Corporation	612	5,630
Omega Navigation Enterprises, Inc.	781	3,617
Paragon Shipping Inc.	697	2,591
Safe Bulkers, Inc.	408	1,549
Seaspan Corporation	324	2,996
Ship Finance International Limited	350	2,986
Teekay Tankers Ltd.	878	10,099
Tsakos Energy Navigation Limited	190	3,178

		45,946

Coal — 3.7%
Arch Coal, Inc.	255	3,545
CONSOL Energy Inc.(g)	200	5,450
Foundation Coal Holdings, Inc.(g)	200	3,216
Peabody Energy Corporation(g)	145	3,432

		15,643

Royalty Trust — 1.9%
MV Oil Trust	589	5,499
Whiting USA Trust I	230	2,408

		7,907

Total United States (Cost $486,532)		364,182

Canada — 13.2%
Royalty Trust — 13.2%
ARC Energy Trust	155	1,703
Baytex Energy Trust	545	5,007
Bonavista Energy Trust	588	6,691
Crescent Point Energy Trust	327	6,053
Enerplus Resources Fund	572	9,655
NAL Oil & Gas Trust	1,504	7,566
Penn West Energy Trust	514	4,527
Vermilion Energy Trust	344	6,617
Westshore Terminals Income Fund	221	1,390
Zargon Energy Trust	559	6,530

Total Canada (Cost $97,426)		55,739

Total Equity Investments (Cost $583,958)		419,921

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Energy Debt Investments — 32.4%
United States — 29.7%
Coal — 6.1%
Alpha Natural Resources, Inc.(k)	2.375%	4/15/15	$6,500	$4,444
Massey Energy Company(k)	3.250	8/01/15	20,150	12,795
Peabody Energy Corporation	6.875	3/15/13	5,000	4,863
Penn Virginia Corporation(k)	4.500	11/15/12	5,450	3,665

				25,767

Marine Transportation — 4.4%
Navios Maritime Holdings Inc.	9.500	12/15/14	25,250	15,150
Overseas Shipholding Group, Inc.	7.500	2/15/24	4,687	3,351

				18,501

Midstream — 4.6%
El Paso Corporation	12.000	12/12/13	8,765	9,291
El Paso Corporation	7.750	1/15/32	6,035	4,633
Knight, Inc.	6.500	9/01/12	2,000	1,880
The Williams Companies, Inc.	8.750	3/15/32	3,600	3,366

				19,170

Oilfield Services — 1.3%
Dresser, Inc.	(l)	5/04/15	13,000	5,330

Upstream — 11.2%
Anadarko Petroleum Corporation	5.950	9/15/16	10,000	8,901
Carrizo Oil & Gas, Inc.(k)	4.375	6/01/28	7,000	3,692
CDX Funding, LLC	(m)	3/31/13	3,750	938
Denbury Resources Inc.	9.750	3/01/16	9,010	8,469
Hilcorp Energy Company	7.750	11/01/15	6,589	5,041
Mariner Energy, Inc.	7.500	4/15/13	4,000	3,020
Mariner Energy, Inc.	8.000	5/15/17	6,000	3,990
Petrohawk Energy Corporation	9.125	7/15/13	14,045	13,273

				47,324

Other Energy — 2.1%
Energy Future Holdings Corp.	(n)	10/10/14	15,000	9,056

Total United States (Cost $152,108)				125,148

Canada — 2.7%
Upstream — 2.7%
Athabasca Oil Sands Corp. (Cost $19,047)	13.000	7/30/11	19,500	11,572

Total Fixed Income Investments (Cost $171,155)				136,720

Total Long-Term Investments (Cost $755,113)				556,641

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity
Description	Rate	Date	Value

Short-Term Investment — 8.2%
Repurchase Agreement — 8.2%
J.P. Morgan Securities Inc. (Agreement dated 2/27/2009 to be repurchased at $34,461), collateralized by $35,455 in U.S. Treasury notes and bonds (Cost $34,461)	0.180%	3/02/09	$34,461

Total Investments — 140.3% (Cost $789,574)			591,102

	No. of
	Contracts

Liabilities
Call Option Contracts Written(j)
United States
Coal
CONSOL Energy Inc., call option expiring 3/21/2009 @ $30.00	1,000	(130)
Foundation Coal Holdings Inc., call option expiring 3/21/2009 @ $17.50	1,400	(154)
Peabody Energy Corporation, call option expiring 3/21/2009 @ $25.00	750	(105)
Peabody Energy Corporation, call option expiring 3/21/2009 @ $30.00	250	(11)

		(400)

MLP
Penn Virginia Resource Partners, L.P., call option expiring 3/21/2009 @ $15.00	750	(4)
Williams Partners L.P., call option expiring 3/21/2009 @ $17.50	70	—

		(4)

Total Call Option Contracts Written (Premium received $753)		(404)
Senior Unsecured Notes		(165,000)
Other Liabilities		(20,395)

Total Liabilities		(185,799)
Other Assets		15,876

Total Liabilities in Excess of Other Assets		(169,923)

Net Assets Applicable To Stockholders		$421,179

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Unless otherwise noted, securities are treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. Although the Fund had 34.8% of its net assets invested in securities treated as publicly traded partnerships at February 28, 2009, the Fund had less than 25% of its total assets invested in these securities. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Includes Limited Liability Companies.

(d)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(e)	Fair valued and restricted security. (See Notes 2, 3 and 6).

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
(UNAUDITED)

(f)	Security is currently not paying cash distributions but is expected to pay cash distributions or convert to securities which pay cash distributions within the next 12 months.

(g)	Security or a portion thereof is segregated as collateral on option contracts written.

(h)	The Fund believes that it is an affiliate of Plains All American Pipeline, L.P. (See Note 5).

(i)	Distributions are paid-in-kind.

(j)	Security is non-income producing.

(k)	Convertible security.

(l)	Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 575 basis points (6.99% as of February 28, 2009).

(m)	Floating rate senior secured second lien term loan. Security pays interest at a prime rate of 3.25% + 525 basis points and 200 basis points default penalty (10.50% as of February 28, 2009). As of February 28, 2009, CDX Funding, LLC was in payment default under the floating rate senior secured second lien term loan (See Note 2.I).

(n)	Floating rate senior secured first lien B-2 term loan. Security pays interest at a rate of LIBOR + 350 basis points (3.98% as of February 28, 2009). Energy Future Holdings Corp., formerly TXU Corp., is a privately-held energy company with a portfolio of competitive and regulated energy subsidiaries, including TXU Energy, Oncor and Luminant.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2009
(amounts in 000’s, except share and per share amounts)
(UNAUDITED)

ASSETS
Investments, at fair value:
Non-affiliated (Cost — $721,669)	$513,737
Affiliated (Cost — $33,444)	42,904
Repurchase agreement (Cost — $34,461)	34,461

Total investments (Cost — $789,574)	591,102
Cash denominated in foreign currency (Cost — $413)	408
Deposits with broker from option contracts written	1,142
Receivable for securities sold (Cost — $8,218)	8,207
Interest, dividends and distributions receivable (Cost — $4,851)	4,837
Deferred debt issuance costs and other, net	1,282

Total Assets	606,978

LIABILITIES
Payable for securities purchased (Cost — $18,658)	18,646
Investment management fee payable	585
Call option contracts written (Premiums received — $753)	404
Accrued directors’ fees and expenses	50
Accrued expenses and other liabilities	1,114
Senior unsecured notes	165,000

Total Liabilities	185,799

NET ASSETS	$421,179

NET ASSETS CONSIST OF
Common stock, $0.001 par value (32,980,533 shares issued and outstanding and 199,979,000 shares authorized)	$33
Paid-in capital, less distributions in excess of taxable income	698,756
Accumulated net investment income less distributions not treated as tax return of capital	(332)
Accumulated net realized losses less distributions not treated as tax return of capital	(79,137)
Net unrealized losses on investments, foreign currency translations and options	(198,141)

NET ASSETS	$421,179

NET ASSET VALUE PER SHARE	$12.77

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED FEBRUARY 28, 2009
(amounts in 000’s)
(UNAUDITED)

INVESTMENT INCOME
Income
Dividends and distributions:
Non-affiliated investments	$9,992
Affiliated investments	1,168

Total dividends and distributions (after foreign taxes withheld of $280)	11,160
Return of capital	(5,392)

Net dividends and distributions	5,768
Interest (after foreign taxes withheld of $33)	3,470

Total Investment Income	9,238

Expenses
Investment management fees	1,862
Professional fees	124
Administration fees	88
Reports to stockholders	53
Directors’ fees	51
Insurance	39
Custodian fees	35
Other expenses	233

Total Expenses — Before Write-off of Debt Issuance Costs and Interest Expense	2,485
Write-off of debt issuance costs	387
Interest expense	4,542

Total Expenses	7,414

Net Investment Income	1,824

REALIZED AND UNREALIZED GAINS/(LOSSES)
Net Realized Gains/(Losses)
Investments	(42,070)
Foreign currency transactions	(200)
Options	1,721

Net Realized Losses	(40,549)

Net Change in Unrealized Gains
Investments	33,235
Foreign currency translations	30
Options	303
Interest rate swap contracts	5

Net Change in Unrealized Gains	33,573

Net Realized and Unrealized Losses	(6,976)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,152)

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
(amounts in 000’s, except share amounts)

	For the Three
	Months Ended		For the Fiscal
	February 28,		Year Ended
	2009		November 30,
	(Unaudited)		2008

OPERATIONS
Net investment income	$1,824		$28,550
Net realized losses	(40,549)		(38,757)
Net change in unrealized gains/(losses)	33,573		(415,763)

Net Decrease in Net Assets Resulting from Operations	(5,152)		(425,970)

DIVIDENDS TO PREFERRED STOCKHOLDERS
Dividends from net investment income	—		(10,773	)(2)

Dividends to Preferred Stockholders	—		(10,773)

DIVIDENDS AND DISTRIBUTIONS TO COMMON STOCKHOLDERS
Dividends from net investment income	(1,824	)(1)	(12,116	)(2)
Distributions — return of capital	(15,129	)(1)	(54,070	)(2)

Dividends and Distributions to Common Stockholders	(16,953)		(66,186)

CAPITAL STOCK TRANSACTIONS
Underwriting costs and offering expenses	—		(89)
Gain on 765 shares of Series B Preferred Stock redeemed at a discount to liquidation value	—		956
Issuance of 379,119 and 157,901 newly issued shares of common stock from reinvestment of distributions	5,338		2,206
Issuance of 237,646 from treasury shares of common stock from reinvestment of distributions	—		3,368

Net Increase in Net Assets Applicable to Common Stockholders from Capital Stock Transactions	5,338		6,441

Total Decrease in Net Assets Applicable to Common Stockholders	(16,767)		(496,488)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
Beginning of period	437,946		934,434

End of period	$421,179		$437,946

(1)	This is an estimate of the characterization of a portion of the total distributions paid to common stockholders for the three months ended February 28, 2009 as either dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the common stock distributions made during the current year will not be determinable until after the end of the fiscal year when the Fund can determine earnings and profits and, therefore, it may differ from the preliminary estimates.

(2)	The information presented in each of these items is a characterization of a portion of the total distributions paid to preferred stockholders and common stockholders for the fiscal year ended November 30, 2008 as either dividend (ordinary income) or distribution ( return of capital). This characterization is based on the Fund’s earnings and profits.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE THREE MONTHS ENDED FEBRUARY 28, 2009
(amounts in 000’s)
(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(5,152)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Return of capital distributions	5,392
Realized losses on investments and options	40,349
Unrealized gains (excluding impact on cash of $23 of foreign currency translations)	(33,596)
Accretion of bond discount	(383)
Purchase of investments	(146,611)
Proceeds from sale of investments	131,606
Sale of short-term investments, net	68,288
Increase in deposits with brokers	(1,142)
Increase in receivable for securities sold	(1,051)
Decrease in interest, dividend and distributions receivables	1,598
Decrease in deferred debt issuance costs and other, net	503
Increase in payable for securities purchased	14,808
Decrease in investment management fee payable	(165)
Increase in option contracts written, net	703
Decrease in accrued directors’ fees and expenses	(2)
Decrease in accrued expenses and other liabilities	(3,541)

Net Cash Provided by Operating Activities	71,604

CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of Senior Unsecured Notes	(60,000)
Cash distributions paid to common stockholders	(11,615)

Net Cash Used in Financing Activities	(71,615)

NET DECREASE IN CASH	(11)
CASH — BEGINNING OF PERIOD	419

CASH — END OF PERIOD	$408

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of distributions of $5,338 pursuant to the Fund’s dividend reinvestment plan.

During the three months ended February 28, 2009, there were no state income taxes paid and interest paid was $8,189 (including $1,800 of interest paid to noteholders on December 5, 2008 related to the repurchase of $60,000 of senior unsecured notes).

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
(amounts in 000’s, except share and per share amounts)

	For the Three						For the Period
	Months Ended		For the Fiscal Year Ended				June 28, 2005(1)
	February 28, 2009		November 30,				through
	(Unaudited)		2008		2007	2006	November 30, 2005

Per Share of Common Stock
Net asset value, beginning of period	$13.43		$29.01		$25.44	$24.13	$23.84	(2)
Income from Investment Operations(3)
Net investment income	0.06		0.88		1.09	1.17	0.23
Net realized and unrealized gains/(losses)	(0.20)		(14.09)		4.82	2.34	0.33

Total income/(loss) from investment operations	(0.14)		(13.21)		5.91	3.51	0.56

Dividends and Distributions — Preferred Stockholders(3)
Dividends from net investment income	—		(0.34)		(0.23)	(0.44)	—
Dividends from net realized short-term capital gains	—		—		(0.14)	—	—
Distributions from net realized long-term capital gains	—		—		(0.13)	—	—

Total dividends and distributions — Preferred Stockholders	—		(0.34)		(0.50)	(0.44)	—

Dividends and Distributions — Common Stockholders Dividends from net investment income	(0.06)		(0.38)		(0.83)	(0.86)	(0.23)
Dividends from net realized short-term capital gains	—		—		(0.53)	(0.81)	(0.04)
Distributions from net realized long-term capital gains	—		—		(0.48)	—	—
Distributions — return of capital	(0.46)		(1.68)		—	(0.03)	—

Total dividends and distributions — Common Stockholders	(0.52)		(2.06)		(1.84)	(1.70)	(0.27)

Capital Stock Transactions(3)
Effect of common stock repurchased	—		—		—	0.05	—
Underwriting discounts and offering costs on the issuance of common and preferred stock	—		—		—	(0.11)	—
Gain on 765 shares of Series B Preferred Stock redeemed at a discount to liquidation value	—		0.03		—	—	—

Total capital stock transactions	—		0.03		—	(0.06)	—

Net asset value, end of period	$12.77		$13.43		$29.01	$25.44	$24.13

Market value per share of common stock, end of period	$13.50		$10.53		$25.79	$25.00	$21.10

Total investment return based on common stock market value(4)	32.9%		(55.2)%		10.2%	27.2%	(14.6)%
Supplemental Data and Ratios(5)
Net assets applicable to common stockholders, end of period	$421,179		$437,946		$934,434	$806,063	$776,963
Ratio of expenses to average net assets:(6)
Excluding investment management fee waivers, interest expense and auction agent fees	2.3%		1.9%		2.0%	2.0%	1.7%
Excluding investment management fee waivers	7.0%		2.6%		2.2%	2.1%	1.7%
Including investment management fee waivers	7.0%		2.6%		2.1%	1.8%	1.5%
Ratio of net investment income to average net assets	1.7%		3.1%		3.8%	4.6%	2.3%
Net increase/(decrease) in net assets applicable to common stockholders resulting from operations to average net assets	(1.2	)%(7)	(47.7)%		19.1%	12.3%	2.4	%(7)
Portfolio turnover rate	24.0	%(7)	65.0%		52.1%	63.8%	23.2	%(7)
Senior Unsecured Notes outstanding, end of period	$165,000		$225,000		—	—	—
Revolving credit facility, end of period	—		—		$41,000	—	$40,000
Auction Rate Preferred Stock, end of period	—		—		$300,000	$300,000	—
Asset coverage of total debt — (Debt Incurrence and Dividend Payment Test)(8)	355.3%		294.6	%(9)	—	—	—
Asset coverage of total leverage — (Debt and Preferred Stock)(10)	355.3%		294.6	%(9)	374.0%	368.7%	—
Average amount of borrowings outstanding per share of common stock during the period	$5.11		$3.53		$0.53	$0.08	—

(1)	Commencement of operations.

(2)	Initial public offering price of $25.00 per share less underwriting discounts of $1.125 per share and offering costs of $0.04 per share.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
(amounts in 000’s, except share and per share amounts)

(3)	Based on average shares of common stock outstanding of 32,799,398; 32,258,146; 32,036,996; 31,809,344 and 32,204,000 for the three months ended February 28, 2009; for the fiscal years ended November 30, 2008 through 2006 and for the period June 28, 2005 through November 30, 2005, respectively.

(4)	Not annualized for the three months ended February 28, 2009 and for the period June 28, 2005 through November 30, 2005. Total investment return is calculated assuming a purchase of common stock at the market price on the first day and a sale at the current market price on the last day of the period reported. The calculation also assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan.

(5)	Unless otherwise noted, ratios are annualized.

(6)	The following table sets forth the components of the ratio of expenses to average total assets and average net assets applicable to common stockholders for each period presented in our Financial Highlights.

	Ratio of Expenses to:
	Average Total Assets as of					Average Net Assets as of
	February 28,	November 30,				February 28,	November 30,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005

Management fees	1.2%	1.2%	1.2%	1.2%	1.2%	1.7%	1.6%	1.7%	1.7%	1.3%
Other expenses	0.4	0.3	0.2	0.2	0.4	0.6	0.3	0.3	0.3	0.4

Total expenses — excluding management fee waivers, interest expense and auction agent fees	1.6%	1.5%	1.4%	1.4%	1.6%	2.3%	1.9%	2.0%	2.0%	1.7%
Interest expense and auction agent fees	3.2	0.5	0.2	0.1	—	4.7	0.7	0.2	0.1	—

Total expenses — excluding management fee waivers	4.8%	2.0%	1.6%	1.5%	1.6%	7.0%	2.6%	2.2%	2.1%	1.7%
Management Fee Waivers	—	—	(0.1)	(0.2)	(0.2)	—	—	(0.1)	(0.3)	(0.2)

Total expenses — including management fee waivers, interest expense and auction agent fees	4.8%	2.0%	1.5%	1.3%	1.4%	7.0%	2.6%	2.1%	1.8%	1.5%

Average total assets	$625,447	$1,203,989	$1,240,766	$1,100,467	$795,136
Average net assets						$431,054	$915,456	$906,692	$802,434	$759,550

(7)	Not annualized.

(8)	Calculated pursuant to section 18(a)(1)(A) of the 1940 Act. Represents the value of total assets less all liabilities not represented by senior notes or any other senior securities representing indebtedness divided by the aggregate amount of senior notes and any other senior securities representing indebtedness. Under the 1940 Act, the Fund may neither declare nor make any distribution on its common Stock nor can it incur additional indebtedness if at the time of such incurrence asset coverage with respect to senior securities representing indebtedness would be less than 300%. For Purposes of this test the revolving credit facility is considered a senior security representing indebtedness.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS

(9)	At November 30, 2008, the Fund’s asset coverage ratio on total debt pursuant to the 1940 Act was less than 300%. However, on December 2, 2008 the Fund entered into an agreement to repurchase $60,000 of Senior Unsecured Notes, which closed on December 5, 2008. Upon the closing of the repurchase of the Senior Unsecured Notes, the Fund was in compliance with the 1940 Act and with its covenants required under the Senior Unsecured Notes agreements. (See Note 10 — Senior Unsecured Notes).

(10)	Calculated pursuant to section 18(a)(2)(A) and section 18(a)(2)(B) of the 1940 Act. Represents the value of total assets less all liabilities not represented by preferred stock and senior securities representing indebtedness divided by the aggregate amount of preferred stock and senior securities representing indebtedness. Under the 1940 Act, the Fund may not declare or make any distribution on its common stock nor can it incur additional preferred stock if at the time of such declaration or incurrence its asset coverage with respect to all senior securities would be less than 200%. For purposes of this test, the revolving credit facility is considered a senior security representing indebtedness.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

1.	Organization

Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) was organized as a Maryland corporation on March 31, 2005 and commenced operations on June 28, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end investment company. The Fund’s investment objective is to obtain a high total return with an emphasis on current income. The Fund seeks to achieve this objective by investing primarily in securities of companies engaged in the energy industry, principally including publicly-traded, energy-related master limited partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, energy-related U.S. and Canadian royalty trusts and income trusts (collectively, “royalty trusts”) and other companies that derive at least 50% of their revenues from operating assets used in, or providing energy-related services for, the exploration, development, production, gathering, transporting, processing, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal (collectively with MLPs, MLP affiliates and royalty trusts, “Energy Companies”). The Fund’s shares of common stock are listed on the New York Stock Exchange, Inc. (“NYSE”) under the symbol “KYE.”

2.	Significant Accounting Policies

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ materially from those estimates.

B. Calculation of Net Asset Value — The Fund determines its net asset value as of the close of regular session trading on the NYSE no less frequently than the last business day of each month, and makes its net asset value available for publication monthly. Currently, the Fund calculates its net asset value on a weekly basis and such calculation is made available on its website, www.kaynefunds.com. Net asset value is computed by dividing the value of the Fund’s assets (including accrued interest and dividends), less all of its liabilities (including accrued expenses, distributions payable and any borrowings) by the total number of common shares outstanding.

C. Investment Valuation — Readily marketable portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ are valued at the NASDAQ official closing price. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ, are valued at the closing bid prices. Energy debt securities that are considered corporate bonds are valued by using the mean of the bid and ask prices provided by an independent pricing service. For energy debt securities that are considered corporate bank loans, the fair market value is determined by the mean of the bid and ask prices provided by the syndicate bank or principal market maker. When price quotes are not available, fair market value will be based on prices of comparable securities. In certain cases, the Fund may not be able to purchase or sell energy debt securities at the quoted prices due to the lack of liquidity for these securities.

Exchange-traded options and futures contracts are valued at the last sales price at the close of trading in the market where such contracts are principally traded or, if there was no sale on the applicable exchange on such day, at the mean between the quoted bid and ask price as of the close of such exchange.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

The Fund holds securities that are privately issued or otherwise restricted as to resale. For these securities, as well as any other portfolio security held by the Fund for which reliable market quotations are not readily available, valuations are determined in a manner that most fairly reflects fair value of the security on the valuation date. Unless otherwise determined by the Board of Directors, the following valuation process is used for such securities:

•	Investment Team Valuation. The applicable investments are initially valued by KA Fund Advisors, LLC (“KAFA” or the “Adviser”) investment professionals responsible for the portfolio investments.

•	Investment Team Valuation Documentation. Preliminary valuation conclusions are documented and discussed with senior management of KAFA. Such valuations generally are submitted to the Valuation Committee (a committee of the Fund’s Board of Directors) or the Board of Directors on a monthly basis, and stand for intervening periods of time.

•	Valuation Committee. The Valuation Committee meets on or about the end of each month to consider new valuations presented by KAFA, if any, which were made in accordance with the Valuation Procedures in such month. Between meetings of the Valuation Committee, a senior officer of KAFA is authorized to make valuation determinations. The Valuation Committee’s valuations stand for intervening periods of time unless the Valuation Committee meets again at the request of KAFA, the Board of Directors, or the Committee itself. All valuation determinations of the Valuation Committee are subject to ratification by the Board at its next regular meeting.

•	Valuation Firm. No less than quarterly, a third-party valuation firm engaged by the Board of Directors reviews the valuation methodologies and calculations employed for these securities.

•	Board of Directors Determination. The Board of Directors meets quarterly to consider the valuations provided by KAFA and the Valuation Committee, if applicable, and ratify valuations for the applicable securities. The Board of Directors considers the report provided by the third-party valuation firm in reviewing and determining in good faith the fair value of the applicable portfolio securities.

Unless otherwise determined by the Board of Directors, securities that are convertible into or otherwise will become publicly traded (e.g., through subsequent registration or expiration of a restriction on trading) are valued through the process described above, using a valuation based on the market value of the publicly traded security less a discount. The discount is initially equal in amount to the discount negotiated at the time the purchase price is agreed to. To the extent that such securities are convertible or otherwise become publicly traded within a time frame that may be reasonably determined, KAFA may determine an applicable discount in accordance with a methodology approved by the Valuation Committee.

At February 28, 2009, the Fund held 0.3% of its net assets applicable to common stockholders (0.2% of total assets) in securities valued at fair value as determined pursuant to procedures adopted by the Board of Directors, with an aggregate fair value of $1,392. (See Note 6 — Restricted Securities).

D. Repurchase Agreements — The Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreements”). The financial institutions with which the Fund enters into repurchase agreements are banks and broker/dealers which KAFA considers creditworthy. The seller under a repurchase agreement is required to maintain the value of the securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. KAFA monitors daily the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

E. Short Sales — A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of or to hedge against a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever the price may be.

All short sales are fully collateralized. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short. The Fund is liable for any dividends or distributions paid on securities sold short.

The Fund may also sell short “against the box” (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short). If the Fund enters into a short sale “against the box,” the Fund segregates an equivalent amount of securities owned as collateral while the short sale is outstanding. At February 28, 2009, the Fund had no open short sales.

F. Option Writing — When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 7 — Option Contracts for more detail on option contracts written and purchased.

G. Security Transactions — Security transactions are accounted for on the date these securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis.

H. Return of Capital Estimates — Distributions received from the Fund’s investments in MLPs and royalty trusts generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and royalty trust and other industry sources. These estimates may subsequently be revised based on information received from MLPs and royalty trusts after their tax reporting periods are concluded.

For the three months ended February 28, 2009, the Fund estimated that 90% of the MLP distributions received and 1% of Canadian Royalty Trust distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $5,392 of dividends and distributions received from its investments. This resulted in an equivalent reduction in the cost basis of the associated investments. Net Realized Losses and Net Change in Unrealized Gains in the accompanying Statement of Operations were decreased by $3,948 and $1,444, respectively, attributable to the recording of such dividends and distributions as reduction in the cost basis of investments.

I. Investment Income — The Fund records dividends and distributions on the ex-dividend date. Interest income is recognized on the accrual basis, including amortization of premiums and accretion of discounts. In accordance with Statement of Position (“SOP”) 93-1, Financial Accounting and Reporting for High-Yield Debt Securities by Investment Companies, to the extent that interest income to be received is not expected to be realized, a reserve against income is established.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

Many of the Fund’s energy debt securities were purchased at a discount or premium to the par value of the security. The non-cash accretion of a discount to par value increases interest income while the non-cash amortization of a premium to par value decreases interest income. The amount of these non-cash adjustments can be found in the Fund’s Statement of Cash Flows.

As of February 28, 2009, the Fund has $0.5 million of past due interest accrued on its investment in CDX Funding LLC, which is currently in payment default. The Fund has not established a reserve against this income because it believes this interest will be collected.

J. Distributions to Stockholders — Distributions to common stockholders are recorded on the ex-dividend date. The character of distributions made during the year may differ from their ultimate characterization for federal income tax purposes. The Fund’s distributions may be comprised of return of capital and ordinary income, which is based on the earnings and profits of the Fund. The Fund is unable to make final determinations as to the tax character of the distributions until the January after the end of the current fiscal year. The Fund informs its common stockholders of the tax character of distributions made during that fiscal year in January following such fiscal year.

K. Partnership Accounting Policy — The Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of dividends it has received, allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund’s Statement of Operations.

L. Taxes — It is the Fund’s intention to continue to be treated as and to qualify each year for special tax treatment afforded a Regulated Investment Company under Subchapter M of the Internal Revenue Code. As long as the Fund meets certain requirements that govern its source of income, diversification of assets and timely distribution of earnings to stockholders, the Fund will not be subject to U.S. federal income tax.

Income and capital gain distributions made by Regulated Investment Companies often differ from the aggregate GAAP basis net investment income and net realized gains. For the Fund, the principal reason for these differences is the return of capital treatment of dividends and distributions from MLPs, royalty trusts and certain other of its investments. As of November 30, 2008, accumulated distributions to preferred and common stockholders exceeded accumulated net investment income and net realized gains for GAAP purposes by $103,556. Net investment income and net realized gains for GAAP purposes may differ from taxable income for federal income tax purposes due to wash sales, disallowed partnership losses from MLPs and foreign currency transactions. As of February 28, 2009, the principal temporary differences were (a) realized losses that were recognized for book purposes, but disallowed for tax purposes due to wash sale rules; (b) disallowed partnership losses related to the Fund’s MLP investments and (c) other basis adjustments in the Fund’s MLPs and other investments.

For the fiscal year ended November 30, 2008, the tax character of the total $66,186 distributions paid to common stockholders was $12,116 (ordinary income) and $54,070 (return of capital). For the fiscal year ended November 30, 2008, the tax character of the $10,773 cash distribution paid to preferred stockholders was entirely ordinary income.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

At February 28, 2009, the identified cost of investments for federal income tax purposes was $806,874, and the net cash received on option contracts written was $753. At February 28, 2009, gross unrealized appreciation and depreciation of investments and options for federal income tax purposes were as follows:

Gross unrealized appreciation of investments (including options)	$25,427
Gross unrealized depreciation of investments (including options)	(240,851)

Net unrealized depreciation before foreign currency related translations	(215,424)
Unrealized depreciation on foreign currency related translations	(18)

Net unrealized depreciation	$(215,442)

Dividend income received by the Fund from sources within Canada is subject to a 15% foreign withholding tax.

Interest income on Canadian corporate obligations may be subject to a 10% withholding tax unless an exemption is met. The most common exemption available is for corporate bonds that have a tenure of at least 5 years, provided that not more than 25% of the principal is repayable in the first five years and provided that the borrower and lender are not “associated.” Further, interest is exempt if derived from debt obligations guaranteed by the Canadian government.

As of December 1, 2007, the Fund adopted FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date.

The adoption of the interpretation did not have a material effect on the Fund’s net asset value. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of February 28, 2009, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions.

M. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the rate of exchange as of the valuation date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity and debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

Net realized foreign exchange gains or losses represent gains and losses from transactions in foreign currencies and foreign currency contracts, foreign exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. dollar equivalent of such amounts on the payment date.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

Net unrealized foreign exchange gains or losses represent the difference between the cost of assets and liabilities (other than investments) recorded on the Fund’s books from the value of the assets and liabilities (other than investments) on the valuation date.

N. Derivative Financial Instruments — The Fund uses derivative financial instruments to manage interest rate risk. The Fund has established policies and procedures for risk assessment and the approval, reporting and monitoring of derivative financial instrument activities. The Fund does not hold or issue derivative financial instruments for speculative purposes. All derivative financial instruments are recorded at fair value with changes in value during the reporting period included as unrealized gains or losses in the Statement of Operations. The Fund generally values its interest rate swap contracts, if any, based on dealer quotations, if available, or by discounting the future cash flows from the stated terms of the interest rate swap agreement by using interest rates currently available in the market. As of February 28, 2009, the Fund did not have any interest rate swap contracts outstanding.

O. Indemnifications — Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Fair Value

SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents our assets and liabilities measured at fair value on a recurring basis at February 28, 2009.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Assets at Fair Value
Long-Term Investments(1)	$556,641	$418,529	$136,720	$1,392

Liabilities at Fair Value
Option Contracts Written	$404	—	$404	—

(1)	The Fund’s investment in Level 3 represents its investment in Copano Energy, L.L.C. Class D Units as more fully described in Note 6 — Restricted Securities.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2008 and at February 28, 2009.

Long-Term
Investments

Assets at Fair Value Using Unobservable Inputs (Level 3)
Balance — November 30, 2008	$1,125
Transfers out of Level 3	—
Realized gain (losses)	—
Unrealized gains, net	267
Purchases, issuances or settlements	—

Balance — February 28, 2009	$1,392

The $267 of unrealized gains, net, presented in the table above relate to investments that are still held at February 28, 2009, and the Fund presents these unrealized losses in the Statement of Operations — Net Change in Unrealized Gains.

The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2008 and at February 28, 2009.

4.	Concentration of Risk

The Fund’s investment objective is to obtain a high level of total return with an emphasis on current income paid to its stockholders. Under normal circumstances, the Fund intends to invest at least 80% of the aggregate of its net assets and borrowings (“total assets”) in securities of Energy Companies. The Fund invests in equity securities such as common stocks, preferred stocks, convertible securities, warrants, depository receipts, and equity interests in MLPs, MLP affiliates, royalty trusts and other Energy Companies. Additionally, the Fund may invest up to 30% of its total assets in debt securities of Energy Companies. It may directly invest up to 25% (or such higher amount as permitted by any applicable tax diversification rules) of its total assets in equity or debt securities of MLPs. The Fund may invest up to 50% of its total assets in unregistered or otherwise restricted securities of Energy Companies. It will not invest more than 15% of its total assets in any single issuer. The Fund may, for defensive purposes, temporarily invest all or a significant portion of its assets in investment grade securities, short-term debt securities and cash or cash equivalents. To the extent the Fund uses this strategy, it may not achieve its investment objectives.

5.	Agreements and Affiliations

A. Administration Agreement — On February 27, 2009, the Administration Agreement between the Fund and Bear Stearns Funds Management Inc., dated September 15, 2004, was terminated. The termination was by mutual agreement of the parties. No penalties were incurred by the Fund resulting from the termination of the Administration Agreement with Bear Stearns Funds Management Inc.

On February 27, 2009, the Fund, entered into an Administration Agreement (the “Administration Agreement”) with Ultimus Fund Solutions, LLC (“Ultimus”). Pursuant to the Administration Agreement, Ultimus will provide certain administrative services for the Fund. The Administration Agreement will terminate on February 27, 2010, with automatic one-year renewals unless earlier terminated by either party as provided under the terms of Administration Agreement.

B. Investment Management Agreement — The Fund has entered into an investment management agreement with KAFA under which the Adviser, subject to the overall supervision of the Fund’s Board of Directors, manages

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

the day-to-day operations of, and provides investment advisory services to, the Fund. For providing these services, the Adviser receives a management fee from the Fund.

For the three months ended February 28, 2009, the Fund paid and accrued management fees at an annual rate of 1.25% of average monthly total assets of the Fund.

For purposes of calculating the management fee, the “average total assets” for each monthly period are determined by averaging the total assets at the last business day of that month with the total assets at the last business day of the prior month (or as of the commencement of operations for the initial period if a partial month). The total assets of the Fund shall be equal to its average monthly gross asset value (which includes assets attributable to or proceeds from the Fund’s use of preferred stock, commercial paper or notes issuances and other borrowings), minus the sum of the Fund’s accrued and unpaid dividends/distributions on any outstanding common stock and accrued and unpaid dividends/distributions on any outstanding preferred stock and accrued liabilities (other than liabilities associated with borrowing or leverage by the Fund). Liabilities associated with borrowing or leverage include the principal amount of any borrowings, commercial paper or notes that issued by the Fund, the liquidation preference of any outstanding preferred stock, and other liabilities from other forms of borrowing or leverage such as short positions and put or call options held or written by the Fund.

C. Portfolio Companies — From time to time, the Fund may “control” or may be an “affiliate” of one or more portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would “control” a portfolio company if the Fund owned 25% or more of its outstanding voting securities and would be an “affiliate” of a portfolio company if the Fund owned 5% or more of its outstanding voting securities. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Fund’s investment adviser), principal underwriters and affiliates of those affiliates or underwriters.

The Fund believes that there is significant ambiguity in the application of existing Securities and Exchange Commission (“SEC”) staff interpretations of the term “voting security” to complex structures such as limited partnership interests of the kind in which the Fund invests. As a result, it is possible that the SEC staff may consider that certain securities investments in limited partnerships are voting securities under the staff’s prevailing interpretations of this term. If such determination is made, the Fund may be regarded as a person affiliated with and controlling the issuer(s) of those securities for purposes of Section 17 of the 1940 Act.

In light of the ambiguity of the definition of voting securities, the Fund does not intend to treat any class of limited partnership interests that it holds as “voting securities” unless the security holders of such class currently have the ability, under the partnership agreement, to remove the general partner (assuming a sufficient vote of such securities, other than securities held by the general partner, in favor of such removal) or the Fund has an economic interest of sufficient size that otherwise gives it the de facto power to exercise a controlling influence over the partnership. The Fund believes this treatment is appropriate given that the general partner controls the partnership, and without the ability to remove the general partner or the power to otherwise exercise a controlling influence over the partnership due to the size of an economic interest, the security holders have no control over the partnership.

Plains All American, L.P.  — Robert V. Sinnott is a senior executive of Kayne Anderson Capital Advisors, L.P. (“KACALP”), the managing member of KAFA. Mr. Sinnott also serves as a director on the board of Plains All American GP LLC, the general partner of Plains All American Pipeline, L.P. Members of senior management and various advisory clients of KACALP and KAFA own units of Plains All American GP LLC. Various advisory clients of KACALP and KAFA, including the Fund, own units in Plains All American Pipeline, L.P. The Fund believes that it is an affiliate of Plains All American, L.P. under the 1940 Act.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

6.	Restricted Securities

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, and cannot, as a result, be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 28, 2009, the Fund held the following restricted securities.

			Number of				Fair	Percent	Percent
		Type of	Units or	Acquisition	Cost	Fair	Value per	of Net	of Total
Investment	Security	Restriction	Principal ($)	Date	Basis	Value	Unit	Assets	Assets

Copano Energy, L.L.C.	Class D Units	(1)	114	3/14/2008	$3,000	$1,392	$12.18	0.3%	0.2%

Total of securities valued in accordance with procedures established by the Board of Directors(2)					$3,000	$1,392		0.3%	0.2%

Athabasca Oil Sands Corp	Corporate Bonds	(3)	$19,500	(4)	$19,047	$11,572	n/a	2.7%	1.9%
CDX Funding, LLC.	Term Loan	(3)	$3,750	(4)	3,790	938	n/a	0.2	0.2
Dresser, Inc.	Term Loan	(3)	$13,000	(4)	12,340	5,330	n/a	1.3	0.9
Energy Future Holdings Corp.	Term Loan	(3)	$15,000	(4)	10,765	9,056	n/a	2.2	1.5
Hilcorp Energy Company	Corporate Bonds	(3)	$6,589	(4)	6,351	5,041	n/a	1.2	0.8

Total of securities valued by prices provided by market maker or independent pricing service(5)(6)					$52,293	$31,937		7.6%	5.3%

Total of all restricted securities					$55,293	$33,329		7.9%	5.5%

(1)	Unregistered security of a publicly-traded company for which there is currently no established market. The Class D Units of Copano Energy, L.L.C. are expected to convert to public units in February 2010.

(2)	Restricted security that represents Level 3 categorization under SFAS No. 157 where reliable market quotes are not readily available. Security is valued in accordance with the procedures established by the board of directors as more fully described in Note 2 — Significant Accounting Policies.

(3)	Unregistered security of a private company.

(4)	Acquired at various times throughout the current fiscal period and/or prior fiscal years.

(5)	Securities with a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank or principal market maker. These securities have limited trading volume and are not listed on a national exchange. The syndicate bank or principal market maker is the active exchange for such securities.

(6)	Restricted securities that represent Level 2 categorization under SFAS No. 157. Securities are valued using prices provided by a principal market maker, syndicate bank or an independent pricing service as more fully described in Note 2 — Significant Accounting Policies.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

7.	Option Contracts

Transactions in call option contracts for the three months ended February 28, 2009 were as follows:

	Number of
	Contracts	Premium

Options outstanding at beginning of period	400	$50
Options written	19,313	3,054
Options written terminated in closing purchase transactions	(11,646)	(1,808)
Options exercised	(1,781)	(315)
Options expired	(2,066)	(228)

Options outstanding at end of period	4,220	$753

SFAS No. 161.  In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard amends and expands the disclosure requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, to illustrate how and why an entity uses derivative instruments; how derivative instruments and related hedged items are accounted for under SFAS No. 133; and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. As of December 1, 2008, the Fund adopted SFAS No. 161.

The Fund is exposed to financial market risks, including changes in interest rates and in the valuations of its investment portfolio. The Fund may write (sell) call options with the purpose of generating income on non-income producing securities or reducing its holding of certain securities. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. The successful use of options depends in part on the degree of correlation between the options and securities. See Note 2 — Significant Accounting Policies for more detail on option contracts written.

The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives not accounted for		Fair Value as of
as hedging instruments		February 28,
under SFAS No. 133	Statement of Assets and Liabilities Location	2009

Liabilities
Call options	Call option contracts written	$404

The following table sets forth the effect of derivative instruments on the Statement of Operations.

For the Three Months
Ended February 28, 2009
Net Change in
		Net Realized	Unrealized
		Gains on	Gains on
Derivatives not accounted for		Derivatives	Derivatives
as hedging instruments	Location of Gains	Recognized in	Recognized in
under SFAS No. 133	on Derivatives Recognized in Income	Income	Income

Call options	Options	$1,721	$303

8.	Investment Transactions

For the three months ended February 28, 2009, the Fund purchased and sold securities in the amount of $146,611 and $131,606 (excluding short-term investments and options), respectively.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

9.	Revolving Credit Facility

The Fund has a committed unsecured revolving credit facility (the “Credit Facility”) with J.P.Morgan Chase Bank, N.A (“J.P. Morgan”) under which the Fund may borrow an aggregate amount of up to the lesser of $125,000 or the maximum amount the Fund is permitted to borrow under the 1940 Act, subject to certain limitations imposed by J.P. Morgan. The Credit Facility has a 364-day commitment terminating on May 27, 2009 that may be extended for additional non-overlapping 364-day periods if mutually agreed upon by both the Fund and J.P. Morgan. The Credit Facility is unsecured and accrues interest daily at a rate equal to one-month LIBOR plus 1.65%. The Fund will pay a fee equal to a rate of 0.5% per annum on any unused amounts of the Credit Facility. The credit facility contains various covenants of the Fund related to other indebtedness, liens and limits on the Fund’s overall leverage. A full copy of the Credit Facility can be found on the Fund’s website, www.kaynefunds.com.

For the three months ended and at February 28, 2009, the Fund did not have any outstanding borrowings under the Credit Facility.

10.	Senior Unsecured Notes

On December 5, 2008, the Fund completed the redemption of $60,000 aggregate principal amount of senior unsecured fixed rate notes (collectively, the “Senior Unsecured Notes”) at 103% of par value ($1,800 of interest premium paid). The Fund recognized $387 of expense for the write-off of debt issuance costs associated with this redemption, as disclosed on our Statement of Operations. The Fund utilized repurchase agreements and cash on hand to repurchase the Senior Unsecured Notes to comply with the asset coverage ratios as required by the 1940 Act.

A summary of the Senior Unsecured Notes before and after the December 5, 2008 redemption, as well as significant terms of each series, is detailed below.

	Principal			Fixed
	Before	Principal	Principal	Interest
Series	Redemption	Redeemed	Remaining	Rate	Maturity

A	$53,000	$44,000	$9,000	5.65%	8/13/2011
B	35,000	7,000	28,000	5.90%	8/13/2012
C	137,000	9,000	128,000	6.06%	8/13/2013

Total	$225,000	$60,000	$165,000

The Senior Unsecured Notes were issued on August 13, 2008 in a private placement offering to institutional accredited investors and are not listed on any exchange or automated quotation system. The Senior Unsecured Notes contain various covenants of the Fund related to other indebtedness, liens and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Senior Unsecured Notes, the Fund may not declare dividends or make other distributions on shares of common stock or purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Senior Unsecured Notes would be less than 300%.

The Senior Unsecured Notes are redeemable in certain circumstances at the option of the Fund. The Senior Unsecured Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Fund fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline, or fails to cure a deficiency as stated in the Fund’s rating agency guidelines in a timely manner. A full copy of the notes purchase agreement can be found on the Fund’s website, www.kaynefunds.com.

The Senior Unsecured Notes are unsecured obligations of the Fund and, upon liquidation, dissolution or winding up of the Fund, will rank: (1) senior to all the Fund’s outstanding preferred shares; (2) senior to all of the

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

Fund’s outstanding common shares; (3) on a parity with any unsecured creditors of the Fund and any unsecured senior securities representing indebtedness of the Fund; and (4) junior to any secured creditors of the Fund.

At February 28, 2009, the Fund was in compliance with all covenants required under the Senior Unsecured Notes agreements.

11.	Common Stock

The Fund has 199,979,000 shares of common stock authorized. Of the 32,980,533 shares of common stock outstanding at February 28, 2009, KACALP owned 4,000 shares. Transactions in common shares for the three months ended February 28, 2009 were as follows:

Shares outstanding at November 30, 2008	32,601,414
Shares issued through reinvestment of dividends and distributions	379,119

Shares outstanding at February 28, 2009	32,980,533

12.	Subsequent Events

On March 12, 2009, the Fund declared its quarterly distribution of $0.48 per common share for the period December 1, 2008 to February 28, 2009 for a total of $15,831. The distribution was paid on April 17, 2009 to shareholders of record on April 3, 2009. Of this total, pursuant to the Fund’s dividend reinvestment plan, $4,512 was reinvested into the Fund of which 4,000 shares of common stock were purchased in the open market and 327,795 shares of common stock were newly issued.

On March 12, 2009, the board of directors approved an amendment to the Fund’s dividend reinvestment plan (“Amended Plan”). Pursuant to the Amended Plan, the number of shares to be issued to a stockholder will be based on share price equal to 95% of the closing price of the Fund’s Common Stock one day prior to the dividend payment date. The Amended Plan will become effective on or around May 20, 2009.

Directors and Corporate Officers
Kevin S. McCarthy	Chairman of the Board of Directors, President and Chief Executive Officer
Anne K. Costin	Director
Steven C. Good	Director
Gerald I. Isenberg	Director
William H. Shea Jr.	Director
Terry A. Hart	Chief Financial Officer and Treasurer
David J. Shladovsky	Secretary and Chief Compliance Officer
J.C. Frey	Executive Vice President, Assistant Secretary and Assistant Treasurer
James C. Baker	Executive Vice President

Investment Adviser	Administrator
KA Fund Advisors, LLC 717 Texas Avenue, Suite 3100 Houston, TX 77002	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

1800 Avenue of the Stars, Second Floor Los Angeles, CA 90067	Stock Transfer Agent and Registrar American Stock Transfer & Trust Company 59 Maiden Lane New York, NY 10038

Custodian Custodial Trust Company — a J.P. Morgan Company 101 Carnegie Center Princeton, NJ 08540	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP 350 South Grand Avenue Los Angeles, CA 90071

Legal Counsel Paul, Hastings, Janofsky & Walker LLP 55 Second Street, 24th Floor San Francisco, CA 94105

For stockholder inquiries, registered stockholders should call (800) 937-5449. For general inquiries, please call (877) 657-3863; or visit us on the web at http://www.kaynefunds.com.

This report, including the financial statements herein, is made available to stockholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.